TAXES - Effective rate reconciliation (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Reconciliation of statutory rates to effective tax rate
China Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable items	0.20%	0.40%	1.80%
Additional deduction of qualified R&D expenditures			(7.50%)
Effect of tax holiday and preferential tax rate	(20.00%)	(29.30%)	(20.10%)
Effect of change in tax rate	(2.80%)
Change in valuation allowance	10.70%	13.50%	6.10%
Others	(0.20%)	(1.80%)
Effective tax rate	12.90%	7.80%	5.30%
PRC
Statutes of limitations
Statutes of limitations for underpayment of taxes	3 years
Statutes of limitations for underpayment of taxes under special circumstances	5 years
Statutes of limitations for underpayment of taxes under special circumstances threshold	¥ 0.1
Statutes of limitations for underpayment of taxes for related party transaction	10 years